PROVISION FOR INCOME TAXES (Details 1) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
NOL Carryover	$ (100,330)	$ (20,468)
Valuation allowance	100,330	20,468
Net deferred tax asset	$ 0	$ 0